Additional Notes - Summary of Net Liabilities and Other Changes which are presented in Operating Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	€ (45,781)	€ (42,584)	€ (45,019)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	4,446	4,286
Increase through new leases, liabilities arising from financing activities	(6,224)	(316)
Disposal of Leases	0	173
Depreciation and Amortization	1,051	1,170
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(368)	(538)
Increase (decrease) through other changes, liabilities arising from financing activities	0	0
Transfer of Assigned License Revenues to Royalty Pharma	0	0
Convertible Bond [Member]
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(293,678)	(283,208)	(273,183)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2,032	2,031
Increase through new leases, liabilities arising from financing activities	0	0
Disposal of Leases	0	0
Depreciation and Amortization	12,502	12,056
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	0	0
Transfer of Assigned License Revenues to Royalty Pharma	0	0
Financial Liabilities From Collaborations [Member]
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(220,340)	(514,362)	(516,506)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	0	0
Disposal of Leases	0	0
Depreciation and Amortization	22,969	20,386
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(37,399)	(39,346)
Increase (decrease) through other changes, liabilities arising from financing activities	354,390	61,876
Transfer of Assigned License Revenues to Royalty Pharma	0	0
Financial Liabilities from Future Payments to Royalty Pharma [Member]
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(1,500,475)	(1,256,176)	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(295,421)	(1,205,911)
Increase through new leases, liabilities arising from financing activities	0	0
Disposal of Leases	0	0
Depreciation and Amortization	78,418	29,811
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	4,358	(7,499)
Increase (decrease) through other changes, liabilities arising from financing activities	28,285	(64,846)
Transfer of Assigned License Revenues to Royalty Pharma	96,897	51,890
Sub Total of Liabilities
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(2,060,273)	(2,096,329)	€ (834,708)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(288,943)	(1,199,594)
Increase through new leases, liabilities arising from financing activities	(6,224)	(316)
Disposal of Leases	0	173
Depreciation and Amortization	114,940	63,422
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(33,409)	(47,383)
Increase (decrease) through other changes, liabilities arising from financing activities	382,675	(2,970)
Transfer of Assigned License Revenues to Royalty Pharma	€ 96,897	€ 51,890